Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001482541
Registrant Name	CEA Industries Inc.
Registration File Number	333-289830
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES